Derivative Warrant Liabilities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Warrant Liability [Line Items]
Schedule Of Change In Fair Value Of The Warrant Liabilities
The following table provides a summary of changes in the estimated fair value of the Additional Shares liability (in thousands):

Balance at December 31, 2021	$—
Assumption of Additional Shares liability	15,340
Change in fair value	2,015

Balance at June 30, 2022	$17,355

The following table provides a summary of changes in the estimated fair value of the
Earn-Out
liability (in thousands):

Balance at December 31, 2021	$—
Assumption of Earn-Out liability	70,481
Change in fair value	(17,345)

Balance at June 30, 2022	$53,136

The following table provides a summary of changes in the estimated fair value of the preferred stock warrant liability (in thousands):

Balance at December 31, 2021	$4,787
Change in fair value	(1,616)
Net exercise of preferred stock warrants	(989)

Balance before reclassification at June 30, 2022	2,182
Reclassification to additional paid-in capital	(2,182)

Balance at June 30, 2022	$—

Balance at December 31, 2020	$3,553
Change in fair value	1,234

Balance at December 31, 2021	$4,787

Virgin Group Acquisition Corp. II [Member]
Warrant Liability [Line Items]
Schedule Of Change In Fair Value Of The Warrant Liabilities
The change in fair value of the derivative warrant liabilities is summarized as follows:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liability – initial measurement on March 25, 2021	$9,020,019	$8,776,387	$17,796,406
Change in fair value of derivative warrant liabilities	133,454	55,320	188,774

Derivative warrant liabilities at March 31, 2021	$9,153,473	$8,831,707	$17,985,180

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liabilities at December 31, 2021	$6,608,051	$—	$6,608,051
Change in fair value of derivative warrant liabilities	(3,971,240)	—	(3,971,240)

Derivative warrant liabilities at March 31, 2022	$2,636,811	$—	$2,636,811

The change in fair value of the derivative warrant liabilities is summarized as follows:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liabilities – initial measurement	$10,087,924	$10,101,143	$20,189,067
Transfer to Level 1	—	(10,338,960)	(10,338,960)
Change in fair value of derivative warrant liabilities	(3,479,873)	237,817	(3,242,056)

Derivative warrant liabilities at December 31, 2021	$6,608,051	$—	$6,608,051